Equity (Summary of Classes of Share Capital - Common Shares) (Details) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 112,071
Balance at end of period	$ 111,982		$ 111,982
Common shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period (shares)	1,772.8	1,830.0	1,791.4	1,821.7
Balance at beginning of period	$ 25,318	$ 25,094	$ 25,434	$ 24,363
Proceeds from shares issued on exercise of stock options, Number of shares	0.4	0.7	1.0	1.1
Proceeds from shares issued on exercise of stock options, Amount	$ 24	$ 45	$ 66	$ 71
Shares issued as a result of dividend reinvestment plan, Number of shares	1.6	8.9	3.3	16.8
Shares issued as a result of dividend reinvestment plan	$ 132	$ 713	$ 269	$ 1,418
Purchase of shares for cancellation and other, Number of Shares	(15.2)	0.0	(36.1)	0.0
Purchase of shares for cancellation and other, Amount	$ (217)	$ 0	$ (512)	$ 0
Balance at end of period (shares)	1,759.6	1,839.6	1,759.6	1,839.6
Balance at end of period	$ 25,257	$ 25,852	$ 25,257	$ 25,852